PIA HIGH YIELD FUND
Schedule of Investments - February 28, 2022 (Unaudited)

Principal Amount/Shares			Value
	COMMON STOCKS	0.3%
	Building Materials
2,996	Northwest Hardwoods (d) (e)		$173,768
	Total Common Stocks (cost $137,017)		173,768

	CORPORATE BONDS	92.1%
	Advertising Sales	1.0%
	Outfront Media Capital LLC / Outfront Media Capital Corp.
$600,000	4.25%, due 1/15/29 (a)		573,021
	Aerospace/Defense	2.4%
	F-Brasile SpA / F-Brasile US LLC
700,000	7.375%, due 8/15/26 (a)		676,785
	Triumph Group, Inc.
700,000	7.75%, due 8/15/25		703,324
			1,380,109
	Appliances	1.0%
	WASH Multifamily Acquisition, Inc.
550,000	5.75%, due 4/15/26 (a)		554,947
	Auto Manufacturers	1.0%
	PM General Purchaser LLC
625,000	9.50%, due 10/1/28 (a)		599,041
	Auto Parts & Equipment	2.1%
	Dealer Tire LLC / DT Issuer LLC
650,000	8.00%, due 2/1/28 (a)		651,261
	Dornoch Debt Merger Sub, Inc.
600,000	6.625%, due 10/15/29 (a)		557,250
			1,208,511
	Building - Heavy Construction	2.4%
	IEA Energy Services LLC
725,000	6.625%, due 8/15/29 (a)		671,952
	Railworks Holdings LP / Railworks Rally, Inc.
650,000	8.25%, due 11/15/28 (a)		663,695
			1,335,647
	Building & Construction	1.1%
	Brundage-Bone Concrete Pumping Holdings, Inc.
650,000	6.00%, due 2/1/26 (a)		643,539
	Building Materials	4.8%
	APi Group DE, Inc.
625,000	4.125%, due 7/15/29 (a)		576,616
	CP Atlas Buyer, Inc.
650,000	7.00%, due 12/1/28 (a)		586,853
	Eco Material Technologies, Inc.
625,000	7.875%, due 1/31/27 (a)		632,956
	MIWD Holdco II LLC / MIWD Finance Corp.
625,000	5.50%, due 2/1/30 (a)		596,753
	SRM Escrow Issuer LLC
375,000	6.00%, due 11/1/28 (a)		374,569
			2,767,747

	Chemicals - Diversified	4.9%
	Innophos Holdings, Inc.
500,000	9.375%, due 2/15/28 (a)		533,405
	Iris Holdings, Inc.
275,000	8.75% Cash or 9.50% PIK, due 2/15/26 (a) (c)		276,980
	LSF11 A5 HoldCo LLC
584,000	6.625%, due 10/15/29 (a)		553,340
	Polar US Borrower LLC / Schenectady International Group, Inc.
825,000	6.75%, due 5/15/26 (a)		752,115
	SCIH Salt Holdings, Inc.
300,000	4.875%, due 5/1/28 (a)		287,250
475,000	6.625%, due 5/1/29 (a)		447,125
			2,850,215
	Chemicals - Plastics	1.2%
	Neon Holdings, Inc.
650,000	10.125%, due 4/1/26 (a)		685,152
	Chemicals - Specialty	4.6%
	EverArc Escrow Sarl
700,000	5.00%, due 10/30/29 (a)		648,589
	Herens Holdco Sarl
750,000	4.75%, due 5/15/28 (a)		702,008
	SCIL IV LLC / SCIL USA Holdings LLC
650,000	5.375%, due 11/1/26 (a)		649,870
	Unifrax Escrow Issuer Corp.
650,000	5.25%, due 9/30/28 (a)		623,467
			2,623,934
	Commercial Services	4.1%
	Alta Equipment Group, Inc.
150,000	5.625%, due 4/15/26 (a)		149,405
	CPI Acquisition, Inc.
750,000	8.625%, due 3/15/26 (a)		714,626
	NESCO Holdings II, Inc.
650,000	5.50%, due 4/15/29 (a)		625,654
	StoneMor, Inc.
875,000	8.50%, due 5/15/29 (a)		883,282
			2,372,967
	Consumer Services	1.1%
	Cimpress Plc
650,000	7.00%, due 6/15/26 (a)		644,313
	Containers and Packaging	0.3%
	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
175,000	4.375%, due 10/15/28 (a)		161,864
	Diversified Financial Services	1.0%
	VistaJet Malta Finance PLC / XO Management Holding, Inc.
625,000	6.375%, due 2/1/30 (a)		595,950
	Diversified Manufacturing	0.4%
	FXI Holdings, Inc.
197,000	12.25%, due 11/15/26 (a)		211,038
	Engineering & Construction	2.2%
	Artera Services LLC
650,000	9.033%, due 12/4/25 (a)		653,006
	Promontoria Holding 264 BV
650,000	7.875%, due 3/1/27 (a)		639,080
			1,292,086

	Enterprise Software & Services	2.6%
	Helios Software Holdings Inc. / ION Corporate Solutions Finance Sarl
875,000	4.625%, due 5/1/28 (a)		823,575
	Rocket Software, Inc.
700,000	6.50%, due 2/15/29 (a)		650,370
			1,473,945
	Entertainment	1.1%
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
700,000	5.875%, due 9/1/31 (a)		630,900
	Environmental Control	0.7%
	Tervita Corp.
358,000	11.00%, due 12/1/25 (a)		408,582
	Financial Services	1.2%
	Arrow Bidco LLC
650,000	9.50%, due 3/15/24 (a)		661,895
	Food Service	0.9%
	TKC Holdings, Inc.
500,000	10.50%, due 5/15/29 (a)		513,403
	Forest and Paper Products Manufacturing	1.0%
	Schweitzer-Mauduit International, Inc.
625,000	6.875%, due 10/1/26 (a)		589,516
	Healthcare - Services	2.8%
	Akumin Escrow, Inc.
650,000	7.50%, due 8/1/28 (a)		550,228
	Hadrian Merger Sub, Inc.
349,000	8.50%, due 5/1/26 (a)		353,050
	ModivCare Escrow Issuer, Inc.
725,000	5.00%, due 10/1/29 (a)		683,530
			1,586,808
	Household Products/Warehouse	1.2%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
775,000	5.00%, due 12/31/26 (a)		700,321
	Industrial - Other	1.2%
	Cleaver-Brooks, Inc.
725,000	7.875%, due 3/1/23 (a)		697,185
	Machinery - Farm	1.0%
	OT Merger Corp.
625,000	7.875%, due 10/15/29 (a)		557,872
	Machinery Manufacturing	2.6%
	Granite US Holdings Corp.
450,000	11.00%, due 10/1/27 (a)		480,623
	JPW Industries Holding Corp.
825,000	9.00%, due 10/1/24 (a)		852,241
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (d)		171,000
			1,503,864
	Machinery - Thermal Process	1.1%
	GrafTech Finance, Inc.
650,000	4.625%, due 12/15/28 (a)		632,694

	Manufactured Goods	2.2%
	FXI Holdings, Inc.
634,000	7.875%, due 11/1/24 (a)		625,260
	Park-Ohio Industries, Inc.
710,000	6.625%, due 4/15/27		621,996
			1,247,256
	Marine Transportation	0.7%
	Altera Infrastructure LP/Teekay Offshore Finance Corp.
750,000	8.50%, due 7/15/23 (a)		408,750
	Media	0.8%
	Univision Communications, Inc.
475,000	4.50%, due 5/1/29 (a)		451,870
	Metals and Mining	2.5%
	SunCoke Energy, Inc.
725,000	4.875%, due 6/30/29 (a)		696,536
	TMS International Corp./DE
750,000	6.25%, due 4/15/29 (a)		722,088
			1,418,624
	Midstream	0.6%
	Rockpoint Gas Storage Canada Ltd.
370,000	7.00%, due 3/31/23 (a)		369,908
	Office Automation & Equipment	2.4%
	Pitney Bowes, Inc.
750,000	6.875%, due 3/15/27 (a)		707,306
	Xerox Holdings Corp.
675,000	5.50%, due 8/15/28 (a)		674,484
			1,381,790
	Oil and Gas Services	4.4%
	Archrock Partners LP / Archrock Partners Finance Corp.
425,000	6.875%, due 4/1/27 (a)		436,738
	CSI Compressco LP / CSI Compressco Finance, Inc.
775,000	7.50%, due 4/1/25 (a)		768,024
	Exterran Energy Solutions LP / EES Finance Corp.
150,000	8.125%, due 5/1/25		150,750
	USA Compression Partners LP/USA Compression Finance Corp.
315,000	6.875%, due 4/1/26		316,769
250,000	6.875%, due 9/1/27		250,523
	Welltec International ApS
600,000	8.25%, due 10/15/26 (a)		615,228
			2,538,032
	Paper	1.2%
	Clearwater Paper Corp.
750,000	4.75%, due 8/15/28 (a)		706,204
	Pipelines	8.5%
	Genesis Energy LP / Genesis Energy Finance Corp.
75,000	8.00%, due 1/15/27		75,938
675,000	7.75%, due 2/1/28		667,692
	ITT Holdings LLC
725,000	6.50%, due 8/1/29 (a)		680,761
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
750,000	11.50%, due 2/28/25 (a)		774,112

	NGL Energy Operating LLC / NGL Energy Finance Corp.
700,000	7.50%, due 2/1/26 (a)		703,710
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
750,000	5.75%, due 4/15/25		638,719
625,000	8.50%, due 10/15/26 (a)		621,703
	TransMontaigne Partners LP/TLP Finance Corp.
750,000	6.125%, due 2/15/26		731,430
			4,894,065
	Publishing and Broadcasting	1.1%
	Salem Media Group, Inc.
675,000	6.75%, due 6/1/24 (a)		662,195
	Radio	4.9%
	Audacy Capital Corp.
700,000	6.75%, due 3/31/29 (a)		664,510
	Beasley Mezzanine Holdings LLC
700,000	8.625%, due 2/1/26 (a)		680,306
	Spanish Broadcasting System, Inc.
750,000	9.75%, due 3/1/26 (a)		766,402
	Urban One, Inc.
700,000	7.375%, due 2/1/28 (a)		697,351
			2,808,569
	Real Estate	1.0%
	GEO Group, Inc.
600,000	5.125%, due 4/1/23		570,984
	REITs - Storage	1.0%
	Iron Mountain, Inc.
550,000	5.00%, due 7/15/28 (a)		545,754
	Retail - Office Supplies	1.8%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)		495,313
600,000	10.75%, due 4/15/27 (a)		560,589
			1,055,902
	Retail - Propane Distribution	1.1%
	Ferrellgas LP / Ferrellgas Finance Corp.
700,000	5.875%, due 4/1/29 (a)		644,210
	Tobacco Manufacturing	1.0%
	Vector Group Ltd.
625,000	5.75%, due 2/1/29 (a)		577,653
	Transportation Services	2.6%
	Bristow Group, Inc.
750,000	6.875%, due 3/1/28 (a)		759,757
	First Student Bidco Inc / First Transit Parent, Inc.
750,000	4.00%, due 7/31/29 (a)		710,166
			1,469,923
	Water	1.3%
	Solaris Midstream Holdings LLC
750,000	7.625%, due 4/1/26 (a)		769,624
	Total Corporate Bonds (cost $55,353,614)		52,978,379

	BANK LOANS	0.4%
	Building Materials	0.4%
	Northwest Hardwoods Secured Term Loan
232,414	7.50%, due 1/29/26		227,766
	Total Bank Loans (cost $217,404)		227,766

	MONEY MARKET FUND	1.3%
750,038	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		750,038
	Total Money Market Fund (cost $750,038)		750,038

	Total Investments (cost $56,458,073)	94.1%	54,129,951
	Other Assets less Liabilities	5.9%	3,413,311
	TOTAL NET ASSETS	100.0%	$57,543,262

(a)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 28, 2022, the value of these investments was $48,250,254 or 83.85% of total net assets.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2022.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
	As of February 28, 2022, the total value of fair valued securities was $344,768 or 0.60% of
	total net assets.
(e)	Non-income producing security.

PIA High Yield Fund
Summary of Fair Value Disclosure at February 28, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$-	$173,768	$173,768
Fixed Income
Corporate Bonds	-	52,807,379	171,000	52,978,379
Bank Loans	-	227,766	-	227,766
Total Fixed Income	-	53,035,145	171,000	53,206,145
Money Market Fund	750,038	-	-	750,038
Total Investments	$750,038	$53,035,145	$344,768	$54,129,951

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2021	$173,768	$126,000
Accrued discounts/premiums	-	979
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	-	44,021
Purchases	-	-
Sales	-	-
Transfers in and/or out of Level 3	-	-
Balance as of February 28, 2022	$173,768	$171,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at February 28, 2022, and still classified as Level 3 was $44,021.